(Loss)/Earnings Per Share - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						2011 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2011
Earnings Per Common Share [Line Items]
Net (loss)/income attributable to Gold Fields shareholders - Discontinued operations	$ 20.5	[1]	$ 362.2	[1]	$ 340.8	[1]	$ 340.8
Weighted average number of shares issued at the end of the year	742,606,726		727,459,457		722,376,228
Weighted average number of diluted shares issued at the end of the year	742,606,726		730,723,950		730,787,498		730,787,498

[1]	Diluted basic earnings per share from discontinued operations - US dollar Diluted basic earnings per share is calculated on the basis of profit attributable to ordinary shareholders from discontinued operations of $20.5 million (2012: $362.2 million and 2011: $340.8 million) and 742,606,726 shares, being the diluted number of ordinary shares in issue in fiscal 2013 (fiscal 2012: 730,723,950 and fiscal 2011:730,787,498).